PROVISION FOR JUDICIAL LIABILITIES - Possible losses, tax and social securities (Details) R$ in Thousands	1 Months Ended
	Mar. 31, 2009 BRL (R$)	Dec. 31, 2021 BRL (R$) lawsuit	Dec. 31, 2020 BRL (R$) lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 11,443,483	R$ 10,478,002
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 7,539,938	R$ 7,145,147
Taxes and social security | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit		766	782
Tax contingent liabilities | Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 2,351,673	R$ 2,296,032
Tax contingent liabilities | Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		728,567	712,531
Tax contingent liabilities | IRPJ/CSLL Partial Approval of Offset of 1997 Tax Loss
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		106,811	104,873
Tax loss offset approved by tax authorities	R$ 83,000
Difference of tax loss and owned to tax authorities	R$ 51,000
Tax contingent liabilities | Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE")
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		129,701	127,391
Tax contingent liabilities | PIS/COFINS - Goods and services - 2009 to 2011
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		169,784	166,355
Tax contingent liabilities | Offsetting - IRRF - period 2000
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		111,437	109,903
Tax contingent liabilities | Tax assessment - Corporate Income Tax and Social Contribution
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		470,119	454,898
Tax contingent liabilities | Tax assessment - taxation on a universal basis, Year 2015
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 149,486	R$ 145,026